NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Right of Use (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	€ 2,584
Ending balance	2,943
GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	6,864
Business combination	478
Increase	17
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	7,359
ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(4,280)
Increase	(223)
Decrease	87
FX rate impact	0
Reclassification	0
Ending balance	(4,416)
Buildings
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	2,557
Ending balance	2,639
Buildings | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	5,673
Business combination	205
Increase
Decrease
FX rate impact
Reclassification
Ending balance	5,878
Buildings | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(3,116)
Increase	(210)
Decrease	87
FX rate impact	0
Reclassification	0
Ending balance	(3,239)
Plant, equipment and tooling
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	0
Ending balance	273
Plant, equipment and tooling | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	954
Business combination	273
Increase
Decrease
FX rate impact
Reclassification
Ending balance	1,227
Plant, equipment and tooling | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(954)
Increase
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	(954)
Transport equipment
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	27
Ending balance	31
Transport equipment | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	119
Business combination
Increase	17
Decrease
FX rate impact
Reclassification
Ending balance	136
Transport equipment | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(92)
Increase	(13)
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	(105)
Office equipment and computers
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	0
Ending balance	0
Office equipment and computers | GROSS VALUE
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	118
Business combination
Increase
Decrease
FX rate impact
Reclassification
Ending balance	118
Office equipment and computers | ACCUMULATED DEPRECIATION AND IMPAIRMENT
Disclosure Of Detailed Information Of Right Of Use [Line Items]
Beginning balance	(118)
Increase
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	€ (118)